Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2020
Discontinued Operations And Disposal Groups [Abstract]
Disposal of Subsidiaries
16.	DISPOSAL OF SUBSIDIARIES

The Group deconsolidated two entities in 2021. These transactions were not a strategic shift of the business and did not have a material impact on the Group’s business. As such, the disposals did not qualify as discontinued operations. The Group received proceeds of RMB20,000, and recorded RMB43,967 of gain from disposals of subsidiaries during the year ended December 31, 2021.